Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
J.P. Morgan Securities LLC
Credit Suisse Securities (USA) LLC
Goldman Sachs & Co. LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2018-C, Private Education Loan-Backed Notes (the “Notes”) - Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “2018-C_Cutoff_20180723 _Decrypted.txt” (the “Data File”) provided by the Bank on July 31, 2018, containing certain information related to 49,015 student loans (the “Student Loans”) as of July 23, 2018, which we were informed are intended to be included as collateral in the offering of the Notes. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means dollar amounts related to Current Principal Balance were within $1.00.

•	The term “Cutoff Date” means July 23, 2018.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•
The term “Supplemental Data File” means an electronic data file entitled “2018-C_DriverFile.xlsx” provided by the Bank on August 2, 2018, containing certain Remaining Term information as of the Cutoff Date related to the 49,015 Student Loans in the Data File.

•
The term “Sources” means the ATLAS System, ENCORE System, FDR System, Supplemental Data File, Promissory Note, Final Disclosure correspondence, Branch Categorization Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative
(“KPMG International”), a Swiss entity.

#NM SA2 Screen furnished by the Bank. We make no representation regarding the validity, enforceability, or authenticity of such Sources.

I.	The Selected Student Loans

We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

II.	The Data File Procedures

For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Bank (as applicable and indicated below), constituted an exception, except for certain procedures related to Social Security Number and Signature(s) on the Promissory Note described below. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources/Instructions
Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note and Final Disclosure correspondence within the ENCORE System, and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note within the ENCORE System and instructions provided by the Bank described below. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen within the FDR System
Original Principal Balance
“TLDSBAMT” field in the “OTHER” option on #HDI Screen within the FDR System, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System, the “FINANCIAL INSTITUTION” field on #NM CC Screen within the FDR System, and instructions provided by the Bank described below

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen within the FDR System, accrued interest recomputed using “INT_RT” field on #EDH Screen, and “ACCOUNT BALANCE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on the #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen within the FDR System, and instructions provided by the Bank described below

Loan Type	“#14” field on #NM CC Screen within the FDR System

Attributes	Sources/Instructions
Loan Status
“MISC FIELD 2” field on #BS3 Screen within the FDR System and “CURR LOAN STAT” field on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Bank described below

Current Status End Date
“CURR LOAN STAT” field on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen within the FDR System; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; and instructions provided by the Bank described below

Remaining Term
“CURR LOAN STAT” field on #EDH Screen within the FDR System, “MISC FIELD 2” field on #BS3 Screen within the FDR System, “#9” field on #NM CC Screen within the FDR System, “CYCLE DATE” field on #CSS Screen within the FDR System, “MATURITY DT” field on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen within the FDR System, “DUE DATE” field on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Bank described below

Repayment Schedule Type
“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen within the FDR System, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen within the FDR System, and instructions provided by the Bank described below

Interest Rate
“INT RT” field,  “INT 1%” field, “INT 2%” field on #EDH Screen within the FDR System, “DAYS1” field  on #ED2 Screen within the FDR System, “CYCLE DATE” field on #CSS Screen within the FDR System, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen within the FDR System, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen within the FDR System, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen within the FDR System
School Types 1 and 2 (School Type and Title IV)
“PROGRAM CATEGORY,” “PEPS SCHOOL TYPE,”  “FOR PROFIT/NON-PROFIT” and “PEPS TITLE IV” fields on Branch Categorization Screen within the ATLAS System, and instructions provided by the Bank as described below

Attributes	Sources/Instructions
State of Residence	#BS1 Screen within the FDR System or documentation of change that affects the state of residence on #CIS Screen within the FDR System
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen within the FDR System
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen within the FDR System

1.
For purposes of comparing Social Security Number and Signature(s) on the Promissory Note, we were instructed by the Bank to (i) compare the Social Security Number in the “SSN” field in the Data File to the Social Security Number on the Promissory Note within the ENCORE System, (ii) compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the Loan Amount on the Promissory Note, and (iii) observe Signature(s) on the Promissory Note. In the event, the Loan Amount listed on the Promissory Note was lower than the Original Principal Balance indicated in the Data File, the Bank instructed us to locate the Final Disclosure correspondence within the ENCORE System for which the Application ID matched the Application ID on the Promissory Note. In the event the Promissory Note for a Selected Student Loan was not available within the ENCORE System, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note for one (1) Selected Student Loan was not available within the ENCORE System. This was not considered an exception.

2.
For purposes of comparing Original Principal Balance, the Bank instructed us to compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen within the FDR System.

In the event the Original Principal Balance in the Data File did not agree, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen within the FDR System, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen within the FDR System.

3.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF-DT” field on the #CPH Screen within the FDR System to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System but before the Cutoff Date;

b)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen within the FDR System, (ii) “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen within the FDR System minus one, and a denominator of 365 (i.e., the total number of days in the 2018 calendar year); and,

c)	Add the recomputed accrued interest from procedure (b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

d)
In the event the Recomputed Current Principal Balance did not agree, we were instructed to compare to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen within the FDR System.

4.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen within the FDR System. In the event the Loan Status did not agree, the Bank instructed us to identify a notation of status change on the #CIS Screen within the FDR System.

5.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute the “CUR_STATUS_END_DT” field in the Data File as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen within the FDR System;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen within the FDR System.

6.
For purposes of comparing Remaining Term, we were instructed by the Bank to compare Remaining Term to the “RemainingTerm” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System started with a “D” or “F,” recompute as the difference in months1 between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen within the FDR System;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System;

d)	In the event the Recomputed Remaining Term calculated in procedures (b) or (c) did not agree, we were instructed by the Bank to calculate the Recomputed Remaining Term as follows:

(i)
If the Cutoff Date was after the current “DUE DATE” field on the #CSS Screen within the FDR System, recompute as (a) the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System as of the Cutoff Date and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following date in the “MATURITY DT” field on the #EDH Screen, minus (b) one; or,

(ii)
If the Cutoff Date was on or before the current “DUE DATE” field on the #CSS Screen within the FDR System, utilize the Remaining Term contained in the “LOAN_RPMT_RMNG_TERM_CNT” column in the Supplemental Data File.

7.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” field on the #EDH Screen within the FDR System was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “DSCH” or “DINT,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was on or before the Cutoff Date, the Repayment Schedule Type was “V”;

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

c)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was after the Cutoff Date, the Repayment Schedule Type was “W”;

d)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was after the Cutoff Date, the Repayment Schedule Type was “Z”;

e)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “DSCH” or “DINT,” the Repayment Schedule Type was “D”;

f)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “DSCH” or “DINT,” the Repayment Schedule Type was “E”;

g)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SSGR,” the Repayment Schedule Type was “T”; and,

h)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen within the FDR System.

8.
For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT RT” field on the #EDH Screen within the FDR System.

In the event the Interest Rate did not agree, we were instructed by the Bank to recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)
Add the number of days found in the “DAYS 1” field on the #ED2 Screen within the FDR System to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System;

b)
If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 1%” field on the #ED2 Screen within the FDR System;

c)
If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 2%” field on the #ED2 Screen within the FDR System.

d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, we were instructed by the Bank to recompute the Interest Rate as follows:

(i)
divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen within the FDR System by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System and multiply by 10

(ii)	add 0.0000099 and truncate to five decimals

(iii)	multiply by 365 (i.e., the total number of days in the 2018 calendar year), and

(iv)	round the value to the nearest 0.125 percent.

e)
In the event the Interest Rate calculated in step (d) did not agree, we were instructed by the Bank to recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen within the FDR System.

9.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code in the “SchoolCode” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “4” or “H” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was not blank, the School Type 1 was “4 year”;

b)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “2” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was not blank, the School Type 1 was “2 year”;

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “T” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was not blank, the School Type 1 was “Trade School”;

d)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen within the ATLAS System was “4,” “H,” “2” or “T” and the “PEPS SCHOOL TYPE” field on the Branch Categorization Screen within the ATLAS System was blank, the School Type 1 was “Other Type”;

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – For Profit”;

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

h)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field on the Branch Categorization Screen within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – Not For Profit.”

We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) in the “SchoolCode” field and “TitleIV” field in the Data File, respectively, to the corresponding information derived based on the instructions above.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information contained in the Data File, the Sources, and information and instructions provided by the Bank, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Bank, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
August 20, 2018

Exhibit A

The Selected Students Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2018C001	51	2018C051	101	2018C101	151	2018C151
2	2018C002	52	2018C052	102	2018C102	152	2018C152
3	2018C003	53	2018C053	103	2018C103	153	2018C153
4	2018C004	54	2018C054	104	2018C104	154	2018C154
5	2018C005	55	2018C055	105	2018C105	155	2018C155
6	2018C006	56	2018C056	106	2018C106	156	2018C156
7	2018C007	57	2018C057	107	2018C107	157	2018C157
8	2018C008	58	2018C058	108	2018C108	158	2018C158
9	2018C009	59	2018C059	109	2018C109	159	2018C159
10	2018C010	60	2018C060	110	2018C110	160	2018C160
11	2018C011	61	2018C061	111	2018C111	161	2018C161
12	2018C012	62	2018C062	112	2018C112	162	2018C162
13	2018C013	63	2018C063	113	2018C113	163	2018C163
14	2018C014	64	2018C064	114	2018C114	164	2018C164
15	2018C015	65	2018C065	115	2018C115	165	2018C165
16	2018C016	66	2018C066	116	2018C116	166	2018C166
17	2018C017	67	2018C067	117	2018C117	167	2018C167
18	2018C018	68	2018C068	118	2018C118	168	2018C168
19	2018C019	69	2018C069	119	2018C119	169	2018C169
20	2018C020	70	2018C070	120	2018C120	170	2018C170
21	2018C021	71	2018C071	121	2018C121	171	2018C171
22	2018C022	72	2018C072	122	2018C122	172	2018C172
23	2018C023	73	2018C073	123	2018C123	173	2018C173
24	2018C024	74	2018C074	124	2018C124	174	2018C174
25	2018C025	75	2018C075	125	2018C125	175	2018C175
26	2018C026	76	2018C076	126	2018C126	176	2018C176
27	2018C027	77	2018C077	127	2018C127	177	2018C177
28	2018C028	78	2018C078	128	2018C128	178	2018C178
29	2018C029	79	2018C079	129	2018C129	179	2018C179
30	2018C030	80	2018C080	130	2018C130	180	2018C180
31	2018C031	81	2018C081	131	2018C131	181	2018C181
32	2018C032	82	2018C082	132	2018C132	182	2018C182
33	2018C033	83	2018C083	133	2018C133	183	2018C183
34	2018C034	84	2018C084	134	2018C134	184	2018C184
35	2018C035	85	2018C085	135	2018C135	185	2018C185
36	2018C036	86	2018C086	136	2018C136	186	2018C186
37	2018C037	87	2018C087	137	2018C137	187	2018C187
38	2018C038	88	2018C088	138	2018C138	188	2018C188
39	2018C039	89	2018C089	139	2018C139	189	2018C189
40	2018C040	90	2018C090	140	2018C140	190	2018C190
41	2018C041	91	2018C091	141	2018C141	191	2018C191
42	2018C042	92	2018C092	142	2018C142	192	2018C192
43	2018C043	93	2018C093	143	2018C143	193	2018C193
44	2018C044	94	2018C094	144	2018C144	194	2018C194
45	2018C045	95	2018C095	145	2018C145	195	2018C195
46	2018C046	96	2018C096	146	2018C146	196	2018C196
47	2018C047	97	2018C097	147	2018C147	197	2018C197
48	2018C048	98	2018C098	148	2018C148	198	2018C198
49	2018C049	99	2018C099	149	2018C149	199	2018C199
50	2018C050	100	2018C100	150	2018C150	200	2018C200

Exhibit A

The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2018C201	242	2018C242	283	2018C283	324	2018C324
202	2018C202	243	2018C243	284	2018C284	325	2018C325
203	2018C203	244	2018C244	285	2018C285	326	2018C326
204	2018C204	245	2018C245	286	2018C286	327	2018C327
205	2018C205	246	2018C246	287	2018C287	328	2018C328
206	2018C206	247	2018C247	288	2018C288	329	2018C329
207	2018C207	248	2018C248	289	2018C289	330	2018C330
208	2018C208	249	2018C249	290	2018C290	331	2018C331
209	2018C209	250	2018C250	291	2018C291	332	2018C332
210	2018C210	251	2018C251	292	2018C292	333	2018C333
211	2018C211	252	2018C252	293	2018C293	334	2018C334
212	2018C212	253	2018C253	294	2018C294	335	2018C335
213	2018C213	254	2018C254	295	2018C295	336	2018C336
214	2018C214	255	2018C255	296	2018C296	337	2018C337
215	2018C215	256	2018C256	297	2018C297	338	2018C338
216	2018C216	257	2018C257	298	2018C298	339	2018C339
217	2018C217	258	2018C258	299	2018C299	340	2018C340
218	2018C218	259	2018C259	300	2018C300	341	2018C341
219	2018C219	260	2018C260	301	2018C301	342	2018C342
220	2018C220	261	2018C261	302	2018C302	343	2018C343
221	2018C221	262	2018C262	303	2018C303	344	2018C344
222	2018C222	263	2018C263	304	2018C304	345	2018C345
223	2018C223	264	2018C264	305	2018C305	346	2018C346
224	2018C224	265	2018C265	306	2018C306	347	2018C347
225	2018C225	266	2018C266	307	2018C307	348	2018C348
226	2018C226	267	2018C267	308	2018C308	349	2018C349
227	2018C227	268	2018C268	309	2018C309	350	2018C350
228	2018C228	269	2018C269	310	2018C310	351	2018C351
229	2018C229	270	2018C270	311	2018C311	352	2018C352
230	2018C230	271	2018C271	312	2018C312	353	2018C353
231	2018C231	272	2018C272	313	2018C313	354	2018C354
232	2018C232	273	2018C273	314	2018C314	355	2018C355
233	2018C233	274	2018C274	315	2018C315	356	2018C356
234	2018C234	275	2018C275	316	2018C316	357	2018C357
235	2018C235	276	2018C276	317	2018C317	358	2018C358
236	2018C236	277	2018C277	318	2018C318	359	2018C359
237	2018C237	278	2018C278	319	2018C319	360	2018C360
238	2018C238	279	2018C279	320	2018C320
239	2018C239	280	2018C280	321	2018C321
240	2018C240	281	2018C281	322	2018C322
241	2018C241	282	2018C282	323	2018C323

Note:	The Bank has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.